Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	39
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$112,826,889.72	0.9735688	$99,367,226.56	0.8574271	$13,459,663.16
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$189,776,889.72	0.1664943	$176,317,226.56	0.1546859	$13,459,663.16

Weighted Avg. Coupon (WAC)	3.31%		3.32%
Weighted Avg. Remaining Maturity (WARM)	24.05		23.17
Pool Receivables Balance	$212,738,551.68		$198,766,125.91
Remaining Number of Receivables	29,234		28,527

Adjusted Pool Balance	$207,003,694.06		$193,544,030.90

III. COLLECTIONS

Principal:
Principal Collections	$13,543,297.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$279,384.64
Total Principal Collections	$13,822,682.61

Interest:
Interest Collections	$575,980.81
Late Fees & Other Charges	$30,645.33
Interest on Repurchase Principal	$-
Total Interest Collections	$606,626.14

Collection Account Interest	$5,398.28
Reserve Account Interest	$1,177.99
Servicer Advances	$-

Total Collections	$14,435,885.02

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Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	39
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$14,435,885.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,435,885.02

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$177,282.13	$-	$177,282.13	$177,282.13
	Collection Account Interest					$5,398.28
	Late Fees & Other Charges					$30,645.33
Total due to Servicer						$213,325.74

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$124,109.58		$124,109.58

	Total Class A interest:		$124,109.58		$124,109.58	$124,109.58

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$13,963,172.70

9.	Regular Principal Distribution Amount:					$13,459,663.16

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$13,459,663.16
	Class A Notes Total:		$13,459,663.16		$13,459,663.16
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$13,459,663.16		$13,459,663.16

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					503,509.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,734,857.62
Beginning Period Amount	$5,734,857.62
Current Period Amortization	$512,762.61
Ending Period Required Amount	$5,222,095.01
Ending Period Amount	$5,222,095.01
Next Distribution Date Required Amount	$4,735,263.26

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Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	39
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		8.32%	8.90%	8.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.70%	28,155	97.83%	$194,459,768.01
30 - 60 Days	1.06%	303	1.75%	$3,482,123.99
61 - 90 Days	0.21%	60	0.36%	$706,924.63
91-120 Days	0.03%	9	0.06%	$117,309.28
121 + Days	0.00%	0	0.00%	$-
Total		28,527		$198,766,125.91

Delinquent Receivables 30+ Days Past Due
Current Period	1.30%	372	2.17%	$4,306,357.90
1st Preceding Collection Period	1.28%	374	2.09%	$4,439,982.31
2nd Preceding Collection Period	1.35%	406	2.15%	$4,902,563.75
3rd Preceding Collection Period	1.73%	529	2.73%	$6,623,970.30
Four-Month Average	1.42%		2.28%

Repossession in Current Period		13		$138,540.02
Repossession Inventory		55		$104,203.61

Current Charge-Offs
Gross Principal of Charge-Offs				$429,127.80
Recoveries				$(279,384.64)
Net Loss				$149,743.16

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.84%

Average Pool Balance for Current Period				$205,752,338.80

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.87%
1st Preceding Collection Period				-0.02%
2nd Preceding Collection Period				0.99%
3rd Preceding Collection Period				0.99%
Four-Month Average				0.71%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		39	2,015	$30,412,817.30
Recoveries		32	1,798	$(17,217,106.33)
Net Loss				$13,195,710.97
Cumulative Net Loss as a % of Initial Pool Balance				1.10%

Net Loss for Receivables that have experienced a Net Loss *		31	1,671	$13,254,458.92
Average Net Loss for Receivables that have experienced a Net Loss				$7,932.05

Principal Balance of Extensions				$722,696.07
Number of Extensions				60

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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